Inventories - Schedule of Inventories of Finished Properties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Finished properties	S/ 78,048	S/ 86,190
Los Parques de Comas [member]
Disclosure of inventories [line items]
Finished properties	32,098	37,605
Los Parques del Callao [member]
Disclosure of inventories [line items]
Finished properties	14,479	10,914
Huancayo [member]
Disclosure of inventories [line items]
Finished properties	13,033	19,672
Los Parques de Carabayllo III [Member]
Disclosure of inventories [line items]
Finished properties	8,518	168
Strip Callao [Member]
Disclosure of inventories [line items]
Finished properties	6,286
E1 Nuevo Rancho [Member]
Disclosure of inventories [line items]
Finished properties	1,284	4,060
Los Parques de Piura [member]
Disclosure of inventories [line items]
Finished properties	1,034	6,050
Klimt [member]
Disclosure of inventories [line items]
Finished properties		5,978
Los Parques de San Martin de Porres [Member]
Disclosure of inventories [line items]
Finished properties		903
Others [member]
Disclosure of inventories [line items]
Finished properties	S/ 1,316	S/ 840